Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Consolidated Statements of Operations and Comprehensive Loss
NET REVENUE	$ 50,033,200	$ 46,096,684	$ 50,369,013
COST OF REVENUE	42,494,047	36,416,772	42,236,773
GROSS PROFIT	7,539,153	9,679,912	8,132,240
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,728,009	3,501,374	2,160,873
INCOME FROM OPERATIONS	4,811,144	6,178,538	5,971,367
Other Income (Expenses)
Interest expense	(242,877)	(223,657)	(216,187)
Other income	1,237,082	987,038	390,792
Total Other income (expense)	994,205	763,381	174,605
INCOME BEFORE INCOME TAX PROVISION	5,805,349	6,941,919	6,145,972
PROVISION FOR INCOME TAXES	864,908	1,033,440	943,363
NET INCOME	4,940,441	5,908,479	5,202,609
Less: net income attributable to non-controlling interest	(123,269)	576,161	33,102
NET INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	5,063,710	5,332,318	5,169,507
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	1,263,140	(858,337)	(652,232)
COMPREHENSIVE INCOME	6,203,581	5,050,142	4,550,377
Less: comprehensive income attributable to non - controlling interests	(1,303)	478,722	(35,398)
COMPREHENSIVE INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	$ 6,204,884	$ 4,571,420	$ 4,585,775
Earnings per common share - basic and diluted	$ 0.17	$ 0.18	$ 0.17
Weighted average shares - basic and diluted	30,000,000	30,000,000	30,000,000